N-2 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cover [Abstract]
Entity Central Index Key	0001725472
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Carlyle Tactical Private Credit Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Senior Securities
Class and Period Ended	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit (4)
Credit Facility (JPMorgan Chase Bank, National Association)
December 31, 2024	$564,069,415	$9,015	—	N/A
December 31, 2023	326,492,495	10,439	—	N/A
December 31, 2022	315,344,374	6,420	—	N/A
December 31, 2021	274,770,951	4,206	—	N/A
Credit Facility (Société Generale / HSBC)
December 31, 2020	$73,702,363	$4,124	—	N/A
December 31, 2019	47,611,025	3,522	—	N/A
Credit Facility (Société Generale)
December 31, 2018	$30,600,000	$3,809	—	N/A
Mandatory Redeemable Preferred Shares*
December 31, 2024	$650,000,000	$106.23	$25.00	N/A
December 31, 2023	400,000,000	117.29	25.00	N/A
December 31, 2022	300,000,000	82.25	25.00	N/A
Note-on-Note Loan (Axos Bank)+
December 31, 2024	$15,399,484	$9,015	—	N/A

* There were no mandatory redeemable preferred shares outstanding as of December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.
+ There were no note-on-note loans outstanding as of December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.
(1) Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
(2) The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated separately for each of the Preferred Shares and the applicable borrowings in accordance with Section 18(h) of the 1940 Act. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a per share liquidation preference of $25). With respect to the credit facilities and note-on-note loans, the asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit”.
(3) The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
(4) Not applicable to senior securities outstanding as of period end.
Senior Securities, Note [Text Block]

Senior Securities
Class and Period Ended	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage Per Unit (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit (4)
Credit Facility (JPMorgan Chase Bank, National Association)
December 31, 2024	$564,069,415	$9,015	—	N/A
December 31, 2023	326,492,495	10,439	—	N/A
December 31, 2022	315,344,374	6,420	—	N/A
December 31, 2021	274,770,951	4,206	—	N/A
Credit Facility (Société Generale / HSBC)
December 31, 2020	$73,702,363	$4,124	—	N/A
December 31, 2019	47,611,025	3,522	—	N/A
Credit Facility (Société Generale)
December 31, 2018	$30,600,000	$3,809	—	N/A
Mandatory Redeemable Preferred Shares*
December 31, 2024	$650,000,000	$106.23	$25.00	N/A
December 31, 2023	400,000,000	117.29	25.00	N/A
December 31, 2022	300,000,000	82.25	25.00	N/A
Note-on-Note Loan (Axos Bank)+
December 31, 2024	$15,399,484	$9,015	—	N/A

* There were no mandatory redeemable preferred shares outstanding as of December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.
+ There were no note-on-note loans outstanding as of December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.
(1) Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
(2) The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated separately for each of the Preferred Shares and the applicable borrowings in accordance with Section 18(h) of the 1940 Act. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a per share liquidation preference of $25). With respect to the credit facilities and note-on-note loans, the asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit”.
(3) The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
(4) Not applicable to senior securities outstanding as of period end.
Senior Securities Headings, Note [Text Block]
* There were no mandatory redeemable preferred shares outstanding as of December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.
+ There were no note-on-note loans outstanding as of December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018.
(1) Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
(2) The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated separately for each of the Preferred Shares and the applicable borrowings in accordance with Section 18(h) of the 1940 Act. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a per share liquidation preference of $25). With respect to the credit facilities and note-on-note loans, the asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit”.
(3) The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
(4) Not applicable to senior securities outstanding as of period end.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies. Under normal circumstances, the Fund will invest at least 80% of its assets in private credit instruments. The Fund will opportunistically allocate its investments in private credit instruments across any number of the following credit strategies: (a) liquid credit (including broadly syndicated loans); (b) direct lending (including first lien loans, second lien loans, unitranche loans and mezzanine debt); (c) opportunistic credit; (d) structured credit (including collateralized loan obligations, or “CLOs”); and (e) real assets credit (including infrastructure, aviation and real estate). To a lesser extent, the Fund also may invest in special situations, including structured equity, stressed credit and opportunities arising due to market dislocation. The Fund may invest in additional strategies in the future as opportunities in different strategies present. While some of the loans in which the Fund will invest pursuant to the foregoing may be secured, the Fund may also invest in debt and equity securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. The Fund normally will invest in a number of different countries. There is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in non-U.S. securities. The Fund’s portfolio composition is expected to change over time as the Adviser’s view changes on, among other things, the economic and credit environment (including with respect to interest rates) in which the Fund is operating.
The Fund may invest a substantial portion of its assets in loans to companies whose debt, if rated, is rated below investment grade, and, if not rated, would likely be rated below investment grade if it were rated (that is, below BBB- or Baa3, which is often referred to as “high yield” or “junk”). Exposure to below investment grade instruments involves certain risks, including speculation with respect to the borrower’s capacity to pay interest and repay principal.
To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and timely distribute to its shareholders generally at least 90% of its investment company taxable income, as defined by the Code, for each year. Pursuant to this election, the Fund generally does not have to pay corporate level taxes on any income that it distributes to shareholders, provided that the Fund satisfies those requirements.
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and the distributor of the Fund’s shares. The Fund offers Class A, Class I, Class L, Class M, Class N, Class U, and Class Y shares. During the reporting period, the Fund’s shares were offered for sale on a daily basis for all of its share classes. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications directly attributable to that class. Class A, L, M, U and Y have separate distribution and/or service plans under which they pay fees. Class I and Class N do not pay such fees. The sales load payable by each investor depends upon the amount invested by the investor in the Fund, but may range from 0.00% to 3.50%.

Risk Factors [Table Text Block]
6. RISK FACTORS
Investment Risks
Portfolio Fair Value Risk
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC.
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies' financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund's portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
Loans
The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
Asset-Backed Securities (“ABS”)
ABS are a form of structured debt obligation. In addition to the general risks associated with credit or debt securities discussed herein, ABS are subject to additional risks. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, unsecured consumer loans or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral (if any) may not, in some cases, be sufficient to support payments on these securities, which may result in losses to investors in an ABS. In many circumstances, ABS are not secured by an interest in the related collateral. Generally, obligors may prepay the underlying assets in full or in part at any time, subjecting the Fund to prepayment risk related to the ABS it holds. While the expected repayment streams on ABS are determined by the contractual amortization schedules for the underlying assets, an investor’s yield to maturity on an ABS is uncertain and may be reduced by the rate and speed of prepayments of the underlying assets, which may be influenced by a variety of economic, social and other factors. Any prepayments, repurchases, purchases or liquidations of the underlying assets could shorten the average life of the ABS to an extent that cannot be fully predicted.
Collateralized Loan Obligations (“CLOs”)
The Fund invests in CLOs. CLOs are backed by a portfolio of senior secured loans. The Fund’s CLO investments may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches (rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including warehouse facilities that hold such loans) and vehicles that invest indirectly in CLO securities or leveraged loans. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may be subject to different interpretations and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently.
Securities on a When-Issued or Forward Commitment Basis
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
Covenant-Lite Loans Risk
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Equity Security Risk
Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
Risks of Foreign Investing
The Fund may make investments in non-U.S. entities, including issuers in emerging markets. The Fund expects that its investment in non-U.S. issuers will be made primarily in securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers.
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) the destruction of real assets, catastrophic events (such as earthquakes, floods, hurricanes, tornadoes, man-made disasters, and terrorist acts) and other public crises and relief responses; (iii) changes in environmental, governmental and other regulations; (iv) risks related to local economic conditions, overbuilding and increased competition; (v) increases in property taxes and operating expenses; (vi) changes in zoning laws; (vii) casualty and condemnation losses; (viii) surplus capacity and depletion concerns; (ix) the availability of financing; and (x) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Real Estate Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Interest Rate Swaps Risk
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
Corporate Bond Risk
Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.
Market Risks
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, the imposition of tariffs, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) or other systemic issues or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
U.S. and global markets have also experienced increased volatility, as a result of the failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Inflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders.
Interest Rate Risk
As of December 31, 2024, on a fair value basis, approximately 10.0% of the Fund’s debt investments bear interest at a fixed rate and approximately 90.0% of the Fund’s debt investments bear interest at a floating rate, which primarily are subject to interest rate floors. Interest rates on the investments held within the Fund’s portfolio of investments are typically based on floating SOFR, with many of these investments also having a SOFR floor. Additionally, the Fund’s credit facilities are also subject to floating interest rates and are currently paid based on floating EURIBOR, SOFR and SONIA rates.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV.
The Fund is exposed to medium to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates.
The Adviser regularly measures exposure to interest rate risk. Interest rate risk is assessed on an ongoing basis by comparing the Fund’s interest rate sensitive assets to its interest rate sensitive liabilities. Based on that review, the Adviser determines whether or not any hedging transactions are necessary to mitigate exposure to changes in interest rates.
Payment-in-Kind (“PIK”) Income Risk
The Fund may hold investments that result in PIK interest income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Unitranche Loans
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Regulatory Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.
Credit Risk
Credit risk relates to the ability of the borrower under an instrument to make interest and principal payments as they become due. The Fund’s investments in loans and other debt instruments are subject to risk of missing an interest and/or principal payment.
Credit Spread Risk
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
Prepayment Risk
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Volatility Risk
Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
Equity Risk
Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk
Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Currency Hedging Risk
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Cybersecurity Risk
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
8. MANDATORY REDEEMABLE PREFERRED SHARES
The Fund authorized and issued eight series of preferred shares, with a $0.001 par value per share and a liquidation preference of $25 per share, classified and designated as Series A Mandatory Redeemable Preferred Shares (the “Series A MRP Shares”), Series B Mandatory Redeemable Preferred Shares (the “Series B MRP Shares”), Series C Mandatory Redeemable Preferred Shares (the “Series C MRP Shares”), Series D Mandatory Redeemable Preferred Shares (the “Series D MRP Shares”), Series E Mandatory Redeemable Preferred Shares (the “Series E MRP Shares”), Series F Mandatory Redeemable Preferred Shares (the “Series F MRP Shares”), Series G Mandatory Redeemable Preferred Shares (the “Series G MRP Shares”), and Series H Mandatory Redeemable Preferred Shares (the “Series H MRP Shares” and together the “MRP Shares”). The table below summarizes the details of the Fund’s MRP Shares.

	Initial Issuance Date	Redemption Date	Dividend Rate	Share Amount	Price Per Share	Total Raise
Series A MRP Shares	3/7/2022 (1)	3/7/2027	3.66%	6,000,000	$25.00	$150,000,000
Series B MRP Shares	3/7/2022 (2)	3/7/2029	3.90%	2,000,000	25.00	50,000,000
Series C MRP Shares	9/1/2022 (3)	9/1/2027	6.00%	4,000,000	25.00	100,000,000
Series D MRP Shares	6/14/2023 (4)	10/2/2026	7.02%	2,000,000	25.00	50,000,000
Series E MRP Shares	6/14/2023 (4)	10/2/2028	7.07%	2,000,000	25.00	50,000,000
Series F MRP Shares	5/16/2024 (5)	11/16/2027	6.55%	2,000,000	25.00	50,000,000
Series G MRP Shares	5/16/2024 (6)	9/17/2029	6.60%	4,000,000	25.00	100,000,000
Series H MRP Shares	5/16/2024 (6)	9/16/2031	6.75%	4,000,000	25.00	100,000,000
Total						$650,000,000
(1) $38,000,000 funded on March 7, 2022 and $112,000,000 funded on May 11, 2022.
(2) $12,000,000 funded on March 7, 2022 and $38,000,000 funded on May 11, 2022.
(3) $75,000,000 funded on September 1, 2022 and $25,000,000 funded on November 9, 2022.
(4) Funded on October 2, 2023.
(5) Funded on November 18, 2024.
(6) Funded on September 16, 2024.
Each holder of MRP Shares is entitled to a liquidation preference of $25.00 per share (the “Liquidation Value”), plus an amount equal to all accumulated and unpaid dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full. With respect to distributions, including the payment of dividends and distribution of the Fund’s assets upon dissolution, liquidation or winding up, the MRP Shares are senior to all other classes and series of common shares of beneficial interest and rank on parity with any other preferred shares.
The holders of MRP Shares are entitled to receive quarterly cumulative cash dividends, at the rate per annum equal to the Dividend Rate of each series of MRP Shares, with certain adjustments for changes in a series' rating (collectively, the “Applicable Rate”). Dividends on MRP Shares accumulate from and include the original issue date. Dividends on the MRP Shares are accrued daily, payable quarterly, and are included in Interest expense and fees on borrowings on the Consolidated Statement of Operations. For the year ended December 31, 2024, $24,823,508 of dividend expense was included in interest expense and fees on borrowings on the Consolidated Statement of Operations. Costs incurred in connection with the issuance of the MRP Shares are being amortized to expense over the life of each series of MRP Shares. For the year ended December 31, 2024, the Fund recorded $1,011,244 of amortization of deferred issuance costs related to the MRP Shares.
The Fund entered into interest rate swap contracts to better align the interest rates of its MRP Shares with the Fund’s investment portfolio, which consists of predominately floating rate loans. The notional amount of the interest rate swaps are $450,000,000 and match the applicable maturity dates; see Note 4 on derivative instruments for MRP Shares hedging details.
The table below summarizes the swap adjusted interest expense for the year ended December 31, 2024, which is included as a component of interest expense and fees on borrowings in the Consolidated Statement of Operations.

For the Year Ended December 31, 2024
Dividends paid on MRP Shares	$24,823,508
Amortization of deferred financing costs	1,011,244
Net proceeds paid (received) from interest rate swaps designated as a hedge	4,406,223
Fair value change difference between (a) interest rate swaps while designated as a hedge and (b) the hedged risk on the MRP Shares	820,737
Swap adjusted interest expense on MRP Shares	$31,061,712
The MRP Shares are recorded net of unamortized deferred issuance costs and included as a liability on the Consolidated Statement of Assets and Liabilities. As of December 31, 2024, the carrying value of the MRP Shares was $635,049,497. The table below summarizes the components of the carrying value of the MRP Shares.

As of December 31, 2024
Liquidation preference (1)	$650,000,000
Less: Unamortized deferred issuance costs	4,742,532
Less: Hedge basis adjustment	10,207,971
Carrying value of MRP Shares	$635,049,497

(1) Based on outstanding funded MRP Shares as of the period end.
The outstanding shares of MRP Shares are subject to redemption at any time by notice of such redemption on a date selected by the Fund for such redemption (the “Redemption Date”). If the Fund elects to cause the redemption of the MRP Shares, each MRP Share will be redeemed for a price equal to 100% of such share’s Liquidation Value, plus an amount equal to accumulated but unpaid dividends and other distributions on the MRP Shares (whether or not earned or declared by the Fund, but excluding interest thereon), to, but excluding, the Redemption Date, plus the amount equal to the excess, if any, of the discounted value of the remaining scheduled payments with respect to the Liquidation Value of such MRP Share over the amount of such Liquidation Value; provided, however, the Fund may, at its option (i) redeem the MRP Shares within 90 days prior to the Term Redemption Date of each series of MRP Shares, at the Liquidation Value plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Fund, but excluding interest thereon) to, but excluding the Term Redemption Date.
The MRP Shares are not convertible into any other class or series of shares. Except for matters which do not require the vote of holders of MRP Shares under the Investment Company Act and except as otherwise provided in the Fund's Declaration of Trust or bylaws, or as otherwise required by applicable law, each holder of MRP Shares shall be entitled to one vote for each MRP Share held on each matter submitted to a vote of shareholders of the Fund, and holders of outstanding preferred shares and common shares shall vote together as a single class on all matters submitted to shareholders. However, the holders of outstanding preferred shares shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of beneficial interests of the Fund, to elect two Trustees of the Fund at all times. In addition, the holders of the outstanding preferred shares and common shares, voting together as a single class, shall elect the balance of the Trustees. However, the number of Trustees constituting the Board shall automatically increase by the smallest number that, when added to the two Trustees elected exclusively by the holders of outstanding preferred shares would constitute a majority of the Board as so increased by such smallest number, and the holders of preferred shares shall be entitled, voting as a class on a one vote per share basis (to the exclusion of the holders of all other securities and classes of shares of the Fund), to elect such smallest number of additional Trustees, together with the two Trustees that such holders are in any event entitled to elect if: (i) at the close of business on any dividend payment date accumulated dividends (whether or not earned or declared) on preferred shares equal to at least two full years’ dividends shall be due and unpaid; or (ii) if at any time holders of any shares of preferred shares are entitled under the Investment Company Act, to elect a majority of the Trustees of the Fund.

Investment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Risks
Portfolio Fair Value Risk
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC.
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies' financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund's portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
Loans
The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.
Asset-Backed Securities (“ABS”)
ABS are a form of structured debt obligation. In addition to the general risks associated with credit or debt securities discussed herein, ABS are subject to additional risks. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, unsecured consumer loans or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral (if any) may not, in some cases, be sufficient to support payments on these securities, which may result in losses to investors in an ABS. In many circumstances, ABS are not secured by an interest in the related collateral. Generally, obligors may prepay the underlying assets in full or in part at any time, subjecting the Fund to prepayment risk related to the ABS it holds. While the expected repayment streams on ABS are determined by the contractual amortization schedules for the underlying assets, an investor’s yield to maturity on an ABS is uncertain and may be reduced by the rate and speed of prepayments of the underlying assets, which may be influenced by a variety of economic, social and other factors. Any prepayments, repurchases, purchases or liquidations of the underlying assets could shorten the average life of the ABS to an extent that cannot be fully predicted.
Collateralized Loan Obligations (“CLOs”)
The Fund invests in CLOs. CLOs are backed by a portfolio of senior secured loans. The Fund’s CLO investments may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches (rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including warehouse facilities that hold such loans) and vehicles that invest indirectly in CLO securities or leveraged loans. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may be subject to different interpretations and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently.
Securities on a When-Issued or Forward Commitment Basis
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.
Covenant-Lite Loans Risk
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.
Equity Security Risk
Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
Risks of Foreign Investing
The Fund may make investments in non-U.S. entities, including issuers in emerging markets. The Fund expects that its investment in non-U.S. issuers will be made primarily in securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers.
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) the destruction of real assets, catastrophic events (such as earthquakes, floods, hurricanes, tornadoes, man-made disasters, and terrorist acts) and other public crises and relief responses; (iii) changes in environmental, governmental and other regulations; (iv) risks related to local economic conditions, overbuilding and increased competition; (v) increases in property taxes and operating expenses; (vi) changes in zoning laws; (vii) casualty and condemnation losses; (viii) surplus capacity and depletion concerns; (ix) the availability of financing; and (x) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Real Estate Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
Interest Rate Swaps Risk
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
Corporate Bond Risk
Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.

Investment Risks, Portfolio Fair Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Fair Value Risk
Under the Investment Company Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated OTC secondary market for institutional investors. The Adviser, as valuation designee, is responsible for the valuation of the Fund’s portfolio investments and implementing the portfolio valuation process set forth in the Adviser’s and the Fund’s valuation policy. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC.
A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly-traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies' financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a daily basis and calculates a daily NAV per Share. The Adviser seeks to evaluate on a daily basis material information about the Fund's portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase shares may receive more or less shares and investors who tender their shares may receive more or less cash proceeds than they otherwise would receive.

Investment Risks, Potential Conflicts Of Interest Risk—Allocation of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk—Allocation of Investment Opportunities
The Adviser has adopted allocation procedures that are intended to treat each fund they advise in a manner that, over a period of time, is fair and equitable. The Adviser and its affiliates currently provide investment advisory and administration services and may provide in the future similar services to other entities (collectively, “Advised Funds”). Certain existing Advised Funds have, and future Advised Funds may have, investment objectives similar to those of the Fund, and such Advised Funds will invest in asset classes similar to those targeted by the Fund. Certain other existing Advised Funds do not, and future Advised Funds may not, have similar investment objectives, but such funds may from time to time invest in asset classes similar to those targeted by the Fund. The Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, and in any event consistent with any fiduciary duties owed to the Fund and other clients and in an effort to avoid favoring one client over another and taking into account all relevant facts and circumstances, including (without limitation): (i) differences with respect to available capital, size of client, and remaining life of a client; (ii) differences with respect to investment objectives or current investment strategies, including regarding: (a) current and total return requirements, (b) emphasizing or limiting exposure to the security or type of security in question, (c) diversification, including industry or company exposure, currency and jurisdiction, or (d) rating agency ratings; (iii) differences in risk profile at the time an opportunity becomes available; (iv) the potential transaction and other costs of allocating an opportunity among various clients; (v) potential conflicts of interest, including whether a client has an existing investment in the security in question or the issuer of such security; (vi) the nature of the security or the transaction, including minimum investment amounts and the source of the opportunity; (vii) current and anticipated market and general economic conditions; (viii) existing positions in a borrower/loan/security; and (ix) prior positions in a borrower/loan/security. Nevertheless, it is possible that the Fund may not be given the opportunity to participate in certain investments made by investment funds managed by investment managers affiliated with the Adviser.
Investment Risks, Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loans
The Fund invests in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser can be realized upon liquidation, nor can there be any assurance that any related collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchases if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.

Investment Risks, Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities (“ABS”)
ABS are a form of structured debt obligation. In addition to the general risks associated with credit or debt securities discussed herein, ABS are subject to additional risks. While traditional fixed-income securities typically pay a fixed rate of interest until maturity, when the entire principal amount is due, an ABS represents an interest in a pool of assets, such as automobile loans, credit card receivables, unsecured consumer loans or student loans, that has been securitized and provides for monthly payments of interest, at a fixed or floating rate, and principal from the cash flow of these assets. This pool of assets (and any related assets of the issuing entity) is the only source of payment for the ABS. The ability of an ABS issuer to make payments on the ABS, and the timing of such payments, is therefore dependent on collections on these underlying assets. The recoveries on the underlying collateral (if any) may not, in some cases, be sufficient to support payments on these securities, which may result in losses to investors in an ABS. In many circumstances, ABS are not secured by an interest in the related collateral. Generally, obligors may prepay the underlying assets in full or in part at any time, subjecting the Fund to prepayment risk related to the ABS it holds. While the expected repayment streams on ABS are determined by the contractual amortization schedules for the underlying assets, an investor’s yield to maturity on an ABS is uncertain and may be reduced by the rate and speed of prepayments of the underlying assets, which may be influenced by a variety of economic, social and other factors. Any prepayments, repurchases, purchases or liquidations of the underlying assets could shorten the average life of the ABS to an extent that cannot be fully predicted.
Investment Risks, Collateralized Loan Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Collateralized Loan Obligations (“CLOs”)
The Fund invests in CLOs. CLOs are backed by a portfolio of senior secured loans. The Fund’s CLO investments may include senior/mezzanine CLO debt tranches (rated investment grade), mezzanine CLO debt tranches (rated below investment grade or unrated), subordinated CLO equity tranches (unrated), leveraged loans (including warehouse facilities that hold such loans) and vehicles that invest indirectly in CLO securities or leveraged loans. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles, including equity and junior debt securities issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) investments in CLO equity and junior debt tranches will likely be subordinate in right of payment to other senior classes of CLO debt; and (4) the complex structure of a particular security may be subject to different interpretations and may produce disputes with the issuer or unexpected investment results, especially during times of market stress or volatility. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently.

Investment Risks, Securities On A When-Issued Or Forward Commitment Basis Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities on a When-Issued or Forward Commitment Basis
The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.

Investment Risks, Covenant-Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Covenant-Lite Loans Risk
Some of the loans in which the Fund may invest may be “covenant-lite” loans. “Covenant-lite” loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Investment Risks, Equity Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Security Risk
Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
Investment Risks, Risks Of Foreign Investing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Foreign Investing
The Fund may make investments in non-U.S. entities, including issuers in emerging markets. The Fund expects that its investment in non-U.S. issuers will be made primarily in securities that are foreign currency denominated. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers.
Investment Risks, Real Assets Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Assets Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) the destruction of real assets, catastrophic events (such as earthquakes, floods, hurricanes, tornadoes, man-made disasters, and terrorist acts) and other public crises and relief responses; (iii) changes in environmental, governmental and other regulations; (iv) risks related to local economic conditions, overbuilding and increased competition; (v) increases in property taxes and operating expenses; (vi) changes in zoning laws; (vii) casualty and condemnation losses; (viii) surplus capacity and depletion concerns; (ix) the availability of financing; and (x) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

Investment Risks, Real Estate Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Investments Risk
The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

Investment Risks, Interest Rate Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Swaps Risk
The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Investment Risks, Corporate Bond Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Corporate Bond Risk
Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.

Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risks
The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, the imposition of tariffs, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current Administration, as well as the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) or other systemic issues or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us.
Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.
U.S. and global markets have also experienced increased volatility, as a result of the failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to the Fund or an issuer fails, the Fund or the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by the Fund and issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.
Inflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders.
Interest Rate Risk
As of December 31, 2024, on a fair value basis, approximately 10.0% of the Fund’s debt investments bear interest at a fixed rate and approximately 90.0% of the Fund’s debt investments bear interest at a floating rate, which primarily are subject to interest rate floors. Interest rates on the investments held within the Fund’s portfolio of investments are typically based on floating SOFR, with many of these investments also having a SOFR floor. Additionally, the Fund’s credit facilities are also subject to floating interest rates and are currently paid based on floating EURIBOR, SOFR and SONIA rates.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV.
The Fund is exposed to medium to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates.
The Adviser regularly measures exposure to interest rate risk. Interest rate risk is assessed on an ongoing basis by comparing the Fund’s interest rate sensitive assets to its interest rate sensitive liabilities. Based on that review, the Adviser determines whether or not any hedging transactions are necessary to mitigate exposure to changes in interest rates.
Payment-in-Kind (“PIK”) Income Risk
The Fund may hold investments that result in PIK interest income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.
Unitranche Loans
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.
Regulatory Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.
Credit Risk
Credit risk relates to the ability of the borrower under an instrument to make interest and principal payments as they become due. The Fund’s investments in loans and other debt instruments are subject to risk of missing an interest and/or principal payment.
Credit Spread Risk
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.
Prepayment Risk
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.
Volatility Risk
Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
Equity Risk
Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk
Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Currency Hedging Risk
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.
Cybersecurity Risk
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.

Market Risks, Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk
Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders.

Market Risks, Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
As of December 31, 2024, on a fair value basis, approximately 10.0% of the Fund’s debt investments bear interest at a fixed rate and approximately 90.0% of the Fund’s debt investments bear interest at a floating rate, which primarily are subject to interest rate floors. Interest rates on the investments held within the Fund’s portfolio of investments are typically based on floating SOFR, with many of these investments also having a SOFR floor. Additionally, the Fund’s credit facilities are also subject to floating interest rates and are currently paid based on floating EURIBOR, SOFR and SONIA rates.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s NAV.
The Fund is exposed to medium to long-term spread duration securities. Longer spread duration securities have a greater adverse price impact to increases in interest rates.
The Adviser regularly measures exposure to interest rate risk. Interest rate risk is assessed on an ongoing basis by comparing the Fund’s interest rate sensitive assets to its interest rate sensitive liabilities. Based on that review, the Adviser determines whether or not any hedging transactions are necessary to mitigate exposure to changes in interest rates.

Market Risks, Payment-In-Kind (“PIK”) Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Payment-in-Kind (“PIK”) Income Risk
The Fund may hold investments that result in PIK interest income or PIK dividends. PIK income creates the risk that incentive fees will be paid to the Adviser based on non-cash accruals that ultimately may not be realized, while the Adviser will be under no obligation to reimburse the Fund for these fees. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. PIK income has the effect of generating investment income at a compounding rate, thereby further increasing the incentive fees payable to the Adviser. Similarly, all things being equal, the deferral associated with PIK income also increases the loan-to-value ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.

Market Risks, Unitranche Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unitranche Loans
Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund intends to participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.

Market Risks, Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risk
Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund, affect the value of its investments and limit the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects. In addition to exposing the Fund to potential new costs and expenses, additional regulation or changes to existing regulation may also require changes to the Fund’s investment practices.
Market Risks, Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk
Credit risk relates to the ability of the borrower under an instrument to make interest and principal payments as they become due. The Fund’s investments in loans and other debt instruments are subject to risk of missing an interest and/or principal payment.
Market Risks, Credit Spread Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Spread Risk
Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption following the spread of COVID-19, the impact of heightened geopolitical tensions (including those between the United States and China, Taiwan and China, Israel and Iran and the Axis of Resistance, and between Ukraine and Russia) and other economic disruptions, which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

Market Risks, Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk
Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.

Market Risks, Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Volatility Risk
Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Market Risks, Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Equity Risk Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Market Risks, Foreign Exchange Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Exchange Rate Risk
Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Market Risks, Currency Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Hedging Risk
The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. For example, the Fund may enter into foreign currency forward contracts to reduce the Fund’s exposure to foreign currency exchange rate fluctuations in the value of foreign currencies. In a foreign currency forward contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. Forward foreign currency contracts are marked-to-market at the applicable forward rate. There is no guarantee that it will be practical to hedge currency risks or that any efforts to do so will be successful. The use of foreign currency forward contracts is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments, and there is no guarantee that the use of foreign currency forward contracts will achieve their intended result. If the Adviser is incorrect in its expectation of the timing or level of fluctuation in securities prices, currency prices or other variables, the use of foreign currency forward contracts could result in losses, which in some cases may be significant. A lack of correlation between changes in the value of foreign currency forward contracts and the value of the portfolio assets (if any) being hedged could also result in losses.

Market Risks, Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. Although the Adviser is not currently aware that it has been subject to cyber-attacks or other cyber incidents which, individually or in the aggregate, have materially affected its operations or financial condition, there can be no assurance that the various procedures and controls utilized to mitigate these threats will be sufficient to prevent disruptions to its systems.

Credit Facility (JPMorgan Chase Bank, National Association) [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 564,069,415	$ 326,492,495	$ 315,344,374	$ 274,770,951
Senior Securities Coverage per Unit	$ 9,015	$ 10,439	$ 6,420	$ 4,206
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	JPM Credit Facility
Long Term Debt, Principal	$ 750,000,000
Long Term Debt, Structuring [Text Block]
JPM Credit Facility
The OCPC SPV closed on the JPM Credit Facility on May 5, 2021, which was most recently amended on October 31, 2024. The maximum principal amount of the JPM Credit Facility is $750,000,000, through financing commitments in tranches of advances (the “Tranche A Financing Commitment” and “Tranche B Financing Commitment”). Amounts available to borrow under the JPM Credit Facility is based on certain advance rates multiplied by the value of the OCPC SPV’s portfolio investments (subject to certain concentration limitations) and net of certain other indebtedness that the OCPC SPV may incur in accordance with the terms of the JPM Credit Facility. Proceeds of the JPM Credit Facility may be used for general corporate purposes, including the funding of portfolio investments. The OCPC SPV may borrow amounts in U.S. dollars or certain other permitted currencies.
The OCPC SPV may borrow amounts under any tranche of the financing commitment, each of which has a maximum principal amount and applicable interest rate. The OCPC SPV also pays an unused commitment fee of 0.40% on undrawn amounts and an administration fee of 0.20% on the maximum principal amount under the JPM Credit Facility and, in respect of each undrawn letter of credit, a fee and interest rate equal to the then-applicable margin under the JPM Credit Facility while the letter of credit is outstanding.
The table below presents the principal amount and interest rate of each tranche.

Financing Commitment	Maximum Principal Amount	Currency Drawn	Reference Rate	Spread
Tranche A	$600,000,000	USD / Permitted Non-USD	Applicable Benchmark / Base Rate	2.02%
Tranche B	150,000,000	USD	Term SOFR / Applicable Base Rate	2.16%
Total	$750,000,000
The reinvestment period under the JPM Credit Facility will terminate on May 5, 2027 and the JPM Credit Facility will mature on May 5, 2028. During the period from May 5, 2027 to May 5, 2028, the OCPC SPV will be obligated to make mandatory prepayments under the JPM Credit Facility out of the proceeds of certain asset sales, other recovery events and equity and debt issuances.
Subject to certain exceptions, the JPM Credit Facility is secured by a first lien security interest in substantially all of the portfolio investments held by the OCPC SPV. The JPM Credit Facility includes customary covenants, including certain financial covenants related to asset coverage, shareholders’ equity and liquidity, certain limitations on the occurrence of additional indebtedness and liens, and other maintenance covenants, as well as usual and customary events of default for senior secured revolving credit facilities of this nature. As of December 31, 2024, the OCPC SPV was in compliance with all covenants and other requirements of the JPM Credit Facility.
The JPM Credit Facility consisted of the following as of December 31, 2024:

	Total Facility	Borrowings Outstanding	Unused Portion (1)	Amount Available (2)
JPM Credit Facility	$750,000,000	$564,069,415	$185,930,585	$185,930,585
(1) The Unused Portion is the Total Facility less Borrowings Outstanding, an amount upon which unused commitment fees are based depending on daily spot and contract rates for CAD, EUR and GBP.
(2) The Amount Available for borrowing is based on the computation of collateral to support the borrowings less Borrowings Outstanding, and is subject to compliance with applicable covenants and financial ratios.
As of December 31, 2024, $6,953,697 of interest expense and $722,118 of unused commitment fees and administration fees were included in interest payable on borrowings in the Consolidated Statement of Assets and Liabilities.
During the year ended December 31, 2024, the Fund had borrowings on the secured credit facility of $279,450,000 and repayments of $34,352,336. As of December 31, 2024, there were $564,069,415 in borrowings on the secured credit facility outstanding. For the year ended December 31, 2024, the weighted average interest rate, inclusive of fees, was 7.76% and the average principal debt outstanding was $431,465,926.
For the year ended December 31, 2024, the OCPC SPV incurred $34,029,600 of interest expense, unused commitment fees, and administration fees, and $1,696,215 of amortization of deferred financing costs.

Long Term Debt, Dividends and Covenants [Text Block]	The JPM Credit Facility includes customary covenants,
including certain financial covenants related to asset coverage, shareholders’ equity and liquidity, certain limitations on the occurrence of additional indebtedness and liens, and other maintenance covenants, as well as usual and customary events of default for senior secured revolving credit facilities of this nature. As of December 31, 2024, the OCPC SPV was in compliance with all covenants and other requirements of the JPM Credit Facility.

Credit Facility (Société Generale / HSBC) [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 73,702,363	$ 47,611,025
Senior Securities Coverage per Unit					$ 4,124	$ 3,522
Credit Facility (Société Generale) [Member]
Financial Highlights [Abstract]
Senior Securities Amount							$ 30,600,000
Senior Securities Coverage per Unit							$ 3,809
Note-on-Note Loan (Axos Bank) [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 15,399,484
Senior Securities Coverage per Unit	$ 9,015
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	Axos Note-On-Note Loan
Long Term Debt, Principal	$ 140,000,000
Long Term Debt, Structuring [Text Block]
Axos Note-On-Note Loan
On March 5, 2024, CTAC Bedford entered into a loan and security agreement with Axos Bank for a secured loan with a maximum principal amount of $30,291,471. Concurrently, CTAC Bedford, along with several other co-investors, made mortgage loans in the aggregate maximum principal amount of $140,000,000 to Bedford Beverly B LLC (the “Bedford Loan”), which is developing a 7-story mixed-use building comprised of rental apartment units, parking, and retail spaces in Brooklyn, New York (the “Project”). The Bedford Loan is advanced by CTAC Bedford, and other co-investors, to pay for costs in connection with the construction, development, operation and maintenance of the Project. The Axos Note-on-Note Loan is designed to reimburse CTAC Bedford for its periodic advances of its Bedford Loan to Bedford Beverly B LLC. The Axos Note-on-Note Loan is secured by a first priority security interest in CTAC Bedford’s interest in the Bedford Loan and a pledge by the Fund’s 100% membership interest in CTAC Bedford.
The interest on the outstanding principal balance of the Axos Note-on-Note Loan accrues at a per annum rate equal to the greater of (i) Term SOFR plus 4.50%, and (ii) 8.00%. The Axos Note-on-Note Loan has an initial maturity date of September 2, 2026, with options to extend. For each advance requested by Bedford Beverly B LLC, Axos Bank will advance 66.79% while the remaining 33.21% will be sourced from the Fund and other co-investors.
During the year ended December 31, 2024, CTAC Bedford incurred $792,628 of interest expense and $50,154 of amortization of deferred financing costs, which are included in interest expense and fees on borrowings in the Consolidated Statement of Operations. In addition, $114,382 of interest expense was included in interest payable on borrowings in the Consolidated Statement of Assets and Liabilities. As of December 31, 2024, the outstanding balance of the Axos Note-on-Note Loan was $15,399,484. For the year ended December 31, 2024, the weighted average interest rate, inclusive of fees, was 9.59% and the average principal debt outstanding was $8,132,410.

Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 650,000,000	$ 400,000,000	$ 300,000,000
Senior Securities Coverage per Unit	$ 106.23	$ 117.29	$ 82.25
Preferred Stock Liquidating Preference	$ 25.00	$ 25.00	$ 25.00
Series A Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series A Mandatory Redeemable Preferred Shares
Security Dividends [Text Block]	The holders of MRP Shares are entitled to receive quarterly cumulative cash dividends, at the rate per annum equal to the Dividend Rate of each series of MRP Shares, with certain adjustments for changes in a series' rating (collectively, the “Applicable Rate”). Dividends on MRP Shares accumulate from and include the original issue date. Dividends on the MRP Shares are accrued daily, payable quarterly, and are included in Interest expense and fees on borrowings on the Consolidated Statement of Operations. For the year ended December 31, 2024, $24,823,508 of dividend expense was included in interest expense and fees on borrowings on the Consolidated Statement of Operations. Costs incurred in connection with the issuance of the MRP Shares are being amortized to expense over the life of each series of MRP Shares. For the year ended December 31, 2024, the Fund recorded $1,011,244 of amortization of deferred issuance costs related to the MRP Shares.
Security Voting Rights [Text Block]
The MRP Shares are not convertible into any other class or series of shares. Except for matters which do not require the vote of holders of MRP Shares under the Investment Company Act and except as otherwise provided in the Fund's Declaration of Trust or bylaws, or as otherwise required by applicable law, each holder of MRP Shares shall be entitled to one vote for each MRP Share held on each matter submitted to a vote of shareholders of the Fund, and holders of outstanding preferred shares and common shares shall vote together as a single class on all matters submitted to shareholders. However, the holders of outstanding preferred shares shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of beneficial interests of the Fund, to elect two Trustees of the Fund at all times. In addition, the holders of the outstanding preferred shares and common shares, voting together as a single class, shall elect the balance of the Trustees. However, the number of Trustees constituting the Board shall automatically increase by the smallest number that, when added to the two Trustees elected exclusively by the holders of outstanding preferred shares would constitute a majority of the Board as so increased by such smallest number, and the holders of preferred shares shall be entitled, voting as a class on a one vote per share basis (to the exclusion of the holders of all other securities and classes of shares of the Fund), to elect such smallest number of additional Trustees, together with the two Trustees that such holders are in any event entitled to elect if: (i) at the close of business on any dividend payment date accumulated dividends (whether or not earned or declared) on preferred shares equal to at least two full years’ dividends shall be due and unpaid; or (ii) if at any time holders of any shares of preferred shares are entitled under the Investment Company Act, to elect a majority of the Trustees of the Fund.

Security Liquidation Rights [Text Block]
Each holder of MRP Shares is entitled to a liquidation preference of $25.00 per share (the “Liquidation Value”), plus an amount equal to all accumulated and unpaid dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full. With respect to distributions, including the payment of dividends and distribution of the Fund’s assets upon dissolution, liquidation or winding up, the MRP Shares are senior to all other classes and series of common shares of beneficial interest and rank on parity with any other preferred shares.

Security Liabilities [Text Block]	The MRP Shares are recorded net of unamortized deferred issuance costs and included as a liability on the Consolidated Statement of Assets and Liabilities. As of December 31, 2024, the carrying value of the MRP Shares was $635,049,497.
Series B Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series B Mandatory Redeemable Preferred Shares
Security Dividends [Text Block]	The holders of MRP Shares are entitled to receive quarterly cumulative cash dividends, at the rate per annum equal to the Dividend Rate of each series of MRP Shares, with certain adjustments for changes in a series' rating (collectively, the “Applicable Rate”). Dividends on MRP Shares accumulate from and include the original issue date. Dividends on the MRP Shares are accrued daily, payable quarterly, and are included in Interest expense and fees on borrowings on the Consolidated Statement of Operations. For the year ended December 31, 2024, $24,823,508 of dividend expense was included in interest expense and fees on borrowings on the Consolidated Statement of Operations. Costs incurred in connection with the issuance of the MRP Shares are being amortized to expense over the life of each series of MRP Shares. For the year ended December 31, 2024, the Fund recorded $1,011,244 of amortization of deferred issuance costs related to the MRP Shares.
Security Voting Rights [Text Block]
The MRP Shares are not convertible into any other class or series of shares. Except for matters which do not require the vote of holders of MRP Shares under the Investment Company Act and except as otherwise provided in the Fund's Declaration of Trust or bylaws, or as otherwise required by applicable law, each holder of MRP Shares shall be entitled to one vote for each MRP Share held on each matter submitted to a vote of shareholders of the Fund, and holders of outstanding preferred shares and common shares shall vote together as a single class on all matters submitted to shareholders. However, the holders of outstanding preferred shares shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of beneficial interests of the Fund, to elect two Trustees of the Fund at all times. In addition, the holders of the outstanding preferred shares and common shares, voting together as a single class, shall elect the balance of the Trustees. However, the number of Trustees constituting the Board shall automatically increase by the smallest number that, when added to the two Trustees elected exclusively by the holders of outstanding preferred shares would constitute a majority of the Board as so increased by such smallest number, and the holders of preferred shares shall be entitled, voting as a class on a one vote per share basis (to the exclusion of the holders of all other securities and classes of shares of the Fund), to elect such smallest number of additional Trustees, together with the two Trustees that such holders are in any event entitled to elect if: (i) at the close of business on any dividend payment date accumulated dividends (whether or not earned or declared) on preferred shares equal to at least two full years’ dividends shall be due and unpaid; or (ii) if at any time holders of any shares of preferred shares are entitled under the Investment Company Act, to elect a majority of the Trustees of the Fund.

Security Liquidation Rights [Text Block]
Each holder of MRP Shares is entitled to a liquidation preference of $25.00 per share (the “Liquidation Value”), plus an amount equal to all accumulated and unpaid dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full. With respect to distributions, including the payment of dividends and distribution of the Fund’s assets upon dissolution, liquidation or winding up, the MRP Shares are senior to all other classes and series of common shares of beneficial interest and rank on parity with any other preferred shares.

Security Liabilities [Text Block]	The MRP Shares are recorded net of unamortized deferred issuance costs and included as a liability on the Consolidated Statement of Assets and Liabilities. As of December 31, 2024, the carrying value of the MRP Shares was $635,049,497.
Series C Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series C Mandatory Redeemable Preferred Shares
Security Dividends [Text Block]	The holders of MRP Shares are entitled to receive quarterly cumulative cash dividends, at the rate per annum equal to the Dividend Rate of each series of MRP Shares, with certain adjustments for changes in a series' rating (collectively, the “Applicable Rate”). Dividends on MRP Shares accumulate from and include the original issue date. Dividends on the MRP Shares are accrued daily, payable quarterly, and are included in Interest expense and fees on borrowings on the Consolidated Statement of Operations. For the year ended December 31, 2024, $24,823,508 of dividend expense was included in interest expense and fees on borrowings on the Consolidated Statement of Operations. Costs incurred in connection with the issuance of the MRP Shares are being amortized to expense over the life of each series of MRP Shares. For the year ended December 31, 2024, the Fund recorded $1,011,244 of amortization of deferred issuance costs related to the MRP Shares.
Security Voting Rights [Text Block]
The MRP Shares are not convertible into any other class or series of shares. Except for matters which do not require the vote of holders of MRP Shares under the Investment Company Act and except as otherwise provided in the Fund's Declaration of Trust or bylaws, or as otherwise required by applicable law, each holder of MRP Shares shall be entitled to one vote for each MRP Share held on each matter submitted to a vote of shareholders of the Fund, and holders of outstanding preferred shares and common shares shall vote together as a single class on all matters submitted to shareholders. However, the holders of outstanding preferred shares shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of beneficial interests of the Fund, to elect two Trustees of the Fund at all times. In addition, the holders of the outstanding preferred shares and common shares, voting together as a single class, shall elect the balance of the Trustees. However, the number of Trustees constituting the Board shall automatically increase by the smallest number that, when added to the two Trustees elected exclusively by the holders of outstanding preferred shares would constitute a majority of the Board as so increased by such smallest number, and the holders of preferred shares shall be entitled, voting as a class on a one vote per share basis (to the exclusion of the holders of all other securities and classes of shares of the Fund), to elect such smallest number of additional Trustees, together with the two Trustees that such holders are in any event entitled to elect if: (i) at the close of business on any dividend payment date accumulated dividends (whether or not earned or declared) on preferred shares equal to at least two full years’ dividends shall be due and unpaid; or (ii) if at any time holders of any shares of preferred shares are entitled under the Investment Company Act, to elect a majority of the Trustees of the Fund.

Security Liquidation Rights [Text Block]
Each holder of MRP Shares is entitled to a liquidation preference of $25.00 per share (the “Liquidation Value”), plus an amount equal to all accumulated and unpaid dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full. With respect to distributions, including the payment of dividends and distribution of the Fund’s assets upon dissolution, liquidation or winding up, the MRP Shares are senior to all other classes and series of common shares of beneficial interest and rank on parity with any other preferred shares.

Security Liabilities [Text Block]	The MRP Shares are recorded net of unamortized deferred issuance costs and included as a liability on the Consolidated Statement of Assets and Liabilities. As of December 31, 2024, the carrying value of the MRP Shares was $635,049,497.
Series D Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series D Mandatory Redeemable Preferred Shares
Security Dividends [Text Block]	The holders of MRP Shares are entitled to receive quarterly cumulative cash dividends, at the rate per annum equal to the Dividend Rate of each series of MRP Shares, with certain adjustments for changes in a series' rating (collectively, the “Applicable Rate”). Dividends on MRP Shares accumulate from and include the original issue date. Dividends on the MRP Shares are accrued daily, payable quarterly, and are included in Interest expense and fees on borrowings on the Consolidated Statement of Operations. For the year ended December 31, 2024, $24,823,508 of dividend expense was included in interest expense and fees on borrowings on the Consolidated Statement of Operations. Costs incurred in connection with the issuance of the MRP Shares are being amortized to expense over the life of each series of MRP Shares. For the year ended December 31, 2024, the Fund recorded $1,011,244 of amortization of deferred issuance costs related to the MRP Shares.
Security Voting Rights [Text Block]
The MRP Shares are not convertible into any other class or series of shares. Except for matters which do not require the vote of holders of MRP Shares under the Investment Company Act and except as otherwise provided in the Fund's Declaration of Trust or bylaws, or as otherwise required by applicable law, each holder of MRP Shares shall be entitled to one vote for each MRP Share held on each matter submitted to a vote of shareholders of the Fund, and holders of outstanding preferred shares and common shares shall vote together as a single class on all matters submitted to shareholders. However, the holders of outstanding preferred shares shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of beneficial interests of the Fund, to elect two Trustees of the Fund at all times. In addition, the holders of the outstanding preferred shares and common shares, voting together as a single class, shall elect the balance of the Trustees. However, the number of Trustees constituting the Board shall automatically increase by the smallest number that, when added to the two Trustees elected exclusively by the holders of outstanding preferred shares would constitute a majority of the Board as so increased by such smallest number, and the holders of preferred shares shall be entitled, voting as a class on a one vote per share basis (to the exclusion of the holders of all other securities and classes of shares of the Fund), to elect such smallest number of additional Trustees, together with the two Trustees that such holders are in any event entitled to elect if: (i) at the close of business on any dividend payment date accumulated dividends (whether or not earned or declared) on preferred shares equal to at least two full years’ dividends shall be due and unpaid; or (ii) if at any time holders of any shares of preferred shares are entitled under the Investment Company Act, to elect a majority of the Trustees of the Fund.

Security Liquidation Rights [Text Block]
Each holder of MRP Shares is entitled to a liquidation preference of $25.00 per share (the “Liquidation Value”), plus an amount equal to all accumulated and unpaid dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full. With respect to distributions, including the payment of dividends and distribution of the Fund’s assets upon dissolution, liquidation or winding up, the MRP Shares are senior to all other classes and series of common shares of beneficial interest and rank on parity with any other preferred shares.

Security Liabilities [Text Block]	The MRP Shares are recorded net of unamortized deferred issuance costs and included as a liability on the Consolidated Statement of Assets and Liabilities. As of December 31, 2024, the carrying value of the MRP Shares was $635,049,497.
Series E Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series E Mandatory Redeemable Preferred Shares
Security Dividends [Text Block]	The holders of MRP Shares are entitled to receive quarterly cumulative cash dividends, at the rate per annum equal to the Dividend Rate of each series of MRP Shares, with certain adjustments for changes in a series' rating (collectively, the “Applicable Rate”). Dividends on MRP Shares accumulate from and include the original issue date. Dividends on the MRP Shares are accrued daily, payable quarterly, and are included in Interest expense and fees on borrowings on the Consolidated Statement of Operations. For the year ended December 31, 2024, $24,823,508 of dividend expense was included in interest expense and fees on borrowings on the Consolidated Statement of Operations. Costs incurred in connection with the issuance of the MRP Shares are being amortized to expense over the life of each series of MRP Shares. For the year ended December 31, 2024, the Fund recorded $1,011,244 of amortization of deferred issuance costs related to the MRP Shares.
Security Voting Rights [Text Block]
The MRP Shares are not convertible into any other class or series of shares. Except for matters which do not require the vote of holders of MRP Shares under the Investment Company Act and except as otherwise provided in the Fund's Declaration of Trust or bylaws, or as otherwise required by applicable law, each holder of MRP Shares shall be entitled to one vote for each MRP Share held on each matter submitted to a vote of shareholders of the Fund, and holders of outstanding preferred shares and common shares shall vote together as a single class on all matters submitted to shareholders. However, the holders of outstanding preferred shares shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of beneficial interests of the Fund, to elect two Trustees of the Fund at all times. In addition, the holders of the outstanding preferred shares and common shares, voting together as a single class, shall elect the balance of the Trustees. However, the number of Trustees constituting the Board shall automatically increase by the smallest number that, when added to the two Trustees elected exclusively by the holders of outstanding preferred shares would constitute a majority of the Board as so increased by such smallest number, and the holders of preferred shares shall be entitled, voting as a class on a one vote per share basis (to the exclusion of the holders of all other securities and classes of shares of the Fund), to elect such smallest number of additional Trustees, together with the two Trustees that such holders are in any event entitled to elect if: (i) at the close of business on any dividend payment date accumulated dividends (whether or not earned or declared) on preferred shares equal to at least two full years’ dividends shall be due and unpaid; or (ii) if at any time holders of any shares of preferred shares are entitled under the Investment Company Act, to elect a majority of the Trustees of the Fund.

Security Liquidation Rights [Text Block]
Each holder of MRP Shares is entitled to a liquidation preference of $25.00 per share (the “Liquidation Value”), plus an amount equal to all accumulated and unpaid dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full. With respect to distributions, including the payment of dividends and distribution of the Fund’s assets upon dissolution, liquidation or winding up, the MRP Shares are senior to all other classes and series of common shares of beneficial interest and rank on parity with any other preferred shares.

Security Liabilities [Text Block]	The MRP Shares are recorded net of unamortized deferred issuance costs and included as a liability on the Consolidated Statement of Assets and Liabilities. As of December 31, 2024, the carrying value of the MRP Shares was $635,049,497.
Series F Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series F Mandatory Redeemable Preferred Shares
Security Dividends [Text Block]	The holders of MRP Shares are entitled to receive quarterly cumulative cash dividends, at the rate per annum equal to the Dividend Rate of each series of MRP Shares, with certain adjustments for changes in a series' rating (collectively, the “Applicable Rate”). Dividends on MRP Shares accumulate from and include the original issue date. Dividends on the MRP Shares are accrued daily, payable quarterly, and are included in Interest expense and fees on borrowings on the Consolidated Statement of Operations. For the year ended December 31, 2024, $24,823,508 of dividend expense was included in interest expense and fees on borrowings on the Consolidated Statement of Operations. Costs incurred in connection with the issuance of the MRP Shares are being amortized to expense over the life of each series of MRP Shares. For the year ended December 31, 2024, the Fund recorded $1,011,244 of amortization of deferred issuance costs related to the MRP Shares.
Security Voting Rights [Text Block]
The MRP Shares are not convertible into any other class or series of shares. Except for matters which do not require the vote of holders of MRP Shares under the Investment Company Act and except as otherwise provided in the Fund's Declaration of Trust or bylaws, or as otherwise required by applicable law, each holder of MRP Shares shall be entitled to one vote for each MRP Share held on each matter submitted to a vote of shareholders of the Fund, and holders of outstanding preferred shares and common shares shall vote together as a single class on all matters submitted to shareholders. However, the holders of outstanding preferred shares shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of beneficial interests of the Fund, to elect two Trustees of the Fund at all times. In addition, the holders of the outstanding preferred shares and common shares, voting together as a single class, shall elect the balance of the Trustees. However, the number of Trustees constituting the Board shall automatically increase by the smallest number that, when added to the two Trustees elected exclusively by the holders of outstanding preferred shares would constitute a majority of the Board as so increased by such smallest number, and the holders of preferred shares shall be entitled, voting as a class on a one vote per share basis (to the exclusion of the holders of all other securities and classes of shares of the Fund), to elect such smallest number of additional Trustees, together with the two Trustees that such holders are in any event entitled to elect if: (i) at the close of business on any dividend payment date accumulated dividends (whether or not earned or declared) on preferred shares equal to at least two full years’ dividends shall be due and unpaid; or (ii) if at any time holders of any shares of preferred shares are entitled under the Investment Company Act, to elect a majority of the Trustees of the Fund.

Security Liquidation Rights [Text Block]
Each holder of MRP Shares is entitled to a liquidation preference of $25.00 per share (the “Liquidation Value”), plus an amount equal to all accumulated and unpaid dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full. With respect to distributions, including the payment of dividends and distribution of the Fund’s assets upon dissolution, liquidation or winding up, the MRP Shares are senior to all other classes and series of common shares of beneficial interest and rank on parity with any other preferred shares.

Security Liabilities [Text Block]	The MRP Shares are recorded net of unamortized deferred issuance costs and included as a liability on the Consolidated Statement of Assets and Liabilities. As of December 31, 2024, the carrying value of the MRP Shares was $635,049,497.
Series G Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series G Mandatory Redeemable Preferred Shares
Security Dividends [Text Block]	The holders of MRP Shares are entitled to receive quarterly cumulative cash dividends, at the rate per annum equal to the Dividend Rate of each series of MRP Shares, with certain adjustments for changes in a series' rating (collectively, the “Applicable Rate”). Dividends on MRP Shares accumulate from and include the original issue date. Dividends on the MRP Shares are accrued daily, payable quarterly, and are included in Interest expense and fees on borrowings on the Consolidated Statement of Operations. For the year ended December 31, 2024, $24,823,508 of dividend expense was included in interest expense and fees on borrowings on the Consolidated Statement of Operations. Costs incurred in connection with the issuance of the MRP Shares are being amortized to expense over the life of each series of MRP Shares. For the year ended December 31, 2024, the Fund recorded $1,011,244 of amortization of deferred issuance costs related to the MRP Shares.
Security Voting Rights [Text Block]
The MRP Shares are not convertible into any other class or series of shares. Except for matters which do not require the vote of holders of MRP Shares under the Investment Company Act and except as otherwise provided in the Fund's Declaration of Trust or bylaws, or as otherwise required by applicable law, each holder of MRP Shares shall be entitled to one vote for each MRP Share held on each matter submitted to a vote of shareholders of the Fund, and holders of outstanding preferred shares and common shares shall vote together as a single class on all matters submitted to shareholders. However, the holders of outstanding preferred shares shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of beneficial interests of the Fund, to elect two Trustees of the Fund at all times. In addition, the holders of the outstanding preferred shares and common shares, voting together as a single class, shall elect the balance of the Trustees. However, the number of Trustees constituting the Board shall automatically increase by the smallest number that, when added to the two Trustees elected exclusively by the holders of outstanding preferred shares would constitute a majority of the Board as so increased by such smallest number, and the holders of preferred shares shall be entitled, voting as a class on a one vote per share basis (to the exclusion of the holders of all other securities and classes of shares of the Fund), to elect such smallest number of additional Trustees, together with the two Trustees that such holders are in any event entitled to elect if: (i) at the close of business on any dividend payment date accumulated dividends (whether or not earned or declared) on preferred shares equal to at least two full years’ dividends shall be due and unpaid; or (ii) if at any time holders of any shares of preferred shares are entitled under the Investment Company Act, to elect a majority of the Trustees of the Fund.

Security Liquidation Rights [Text Block]
Each holder of MRP Shares is entitled to a liquidation preference of $25.00 per share (the “Liquidation Value”), plus an amount equal to all accumulated and unpaid dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full. With respect to distributions, including the payment of dividends and distribution of the Fund’s assets upon dissolution, liquidation or winding up, the MRP Shares are senior to all other classes and series of common shares of beneficial interest and rank on parity with any other preferred shares.

Security Liabilities [Text Block]	The MRP Shares are recorded net of unamortized deferred issuance costs and included as a liability on the Consolidated Statement of Assets and Liabilities. As of December 31, 2024, the carrying value of the MRP Shares was $635,049,497.
Series H Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Series H Mandatory Redeemable Preferred Shares
Security Dividends [Text Block]	The holders of MRP Shares are entitled to receive quarterly cumulative cash dividends, at the rate per annum equal to the Dividend Rate of each series of MRP Shares, with certain adjustments for changes in a series' rating (collectively, the “Applicable Rate”). Dividends on MRP Shares accumulate from and include the original issue date. Dividends on the MRP Shares are accrued daily, payable quarterly, and are included in Interest expense and fees on borrowings on the Consolidated Statement of Operations. For the year ended December 31, 2024, $24,823,508 of dividend expense was included in interest expense and fees on borrowings on the Consolidated Statement of Operations. Costs incurred in connection with the issuance of the MRP Shares are being amortized to expense over the life of each series of MRP Shares. For the year ended December 31, 2024, the Fund recorded $1,011,244 of amortization of deferred issuance costs related to the MRP Shares.
Security Voting Rights [Text Block]
The MRP Shares are not convertible into any other class or series of shares. Except for matters which do not require the vote of holders of MRP Shares under the Investment Company Act and except as otherwise provided in the Fund's Declaration of Trust or bylaws, or as otherwise required by applicable law, each holder of MRP Shares shall be entitled to one vote for each MRP Share held on each matter submitted to a vote of shareholders of the Fund, and holders of outstanding preferred shares and common shares shall vote together as a single class on all matters submitted to shareholders. However, the holders of outstanding preferred shares shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of beneficial interests of the Fund, to elect two Trustees of the Fund at all times. In addition, the holders of the outstanding preferred shares and common shares, voting together as a single class, shall elect the balance of the Trustees. However, the number of Trustees constituting the Board shall automatically increase by the smallest number that, when added to the two Trustees elected exclusively by the holders of outstanding preferred shares would constitute a majority of the Board as so increased by such smallest number, and the holders of preferred shares shall be entitled, voting as a class on a one vote per share basis (to the exclusion of the holders of all other securities and classes of shares of the Fund), to elect such smallest number of additional Trustees, together with the two Trustees that such holders are in any event entitled to elect if: (i) at the close of business on any dividend payment date accumulated dividends (whether or not earned or declared) on preferred shares equal to at least two full years’ dividends shall be due and unpaid; or (ii) if at any time holders of any shares of preferred shares are entitled under the Investment Company Act, to elect a majority of the Trustees of the Fund.

Security Liquidation Rights [Text Block]
Each holder of MRP Shares is entitled to a liquidation preference of $25.00 per share (the “Liquidation Value”), plus an amount equal to all accumulated and unpaid dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full. With respect to distributions, including the payment of dividends and distribution of the Fund’s assets upon dissolution, liquidation or winding up, the MRP Shares are senior to all other classes and series of common shares of beneficial interest and rank on parity with any other preferred shares.

Security Liabilities [Text Block]	The MRP Shares are recorded net of unamortized deferred issuance costs and included as a liability on the Consolidated Statement of Assets and Liabilities. As of December 31, 2024, the carrying value of the MRP Shares was $635,049,497.